Discontinued Operations and Disposition (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposition [Abstract]
Schedule of Discontinued Operations	The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations consist of the following:
	For The Years Ended December 31,
	2022	2021	2020
Revenues	$-	$-	$237,431
Cost of revenues	-	-	160,810
Gross profit	-	-	76,621
Operating expenses	-	-	353,219
Other income, net	-	-	(45,125)
Loss before income taxes	-	-	(321,723)
Income tax expense	-	-	767
Loss from discontinued operations	-	-	(322,490)
Gain from disposal, net of taxes	-	-	347,990
Total income from discontinued operations	$-	$-	$25,500